Note 7 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost	$ 563	$ 550
Finance lease cost	159	0
Short-term lease cost	0	40
Net lease cost	$ 722	$ 590
Operating Leases, Weighted average remaining lease term (Year)	10 years 6 months 10 days	10 years 5 months 1 day
Operating Leases, Weighted average discount rate	4.25%	4.00%
Finance lease, Weighted average remaining lease term (in years) (Year)	24 years 4 months 6 days	0 years
Finance lease, Weighted average discount rate	2.90%	0.00%
Operating cash flows related to operating leases	$ 547	$ 535
Operating cash flows related to finance leases	66	0
Financing cash flows related to finance leases	$ 26	$ (0)	$ (0)